LICENSING AGREEMENTS (Details)	Dec. 31, 2021 USD ($)
LICENSING AGREEMENTS
2022	$ 92,085
2023	92,085
2024	92,085
2025	91,084
2026	60,388
Thereafter	100,000
Total	$ 527,677